Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Entity Central Index Key	0001496999
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 15, 2023
Document Effective Date	Oct. 01, 2023
Prospectus Date	Oct. 01, 2023
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T
Prospectus:
Trading Symbol	TAFSX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	LTEFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	FLTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TLTTX
TAX EXEMPT BOND FUND OF AMERICA | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA | Class F-2
Prospectus:
Trading Symbol	TEAFX
TAX EXEMPT BOND FUND OF AMERICA | Class F-3
Prospectus:
Trading Symbol	TFEBX
TAX EXEMPT BOND FUND OF AMERICA | Class T
Prospectus:
Trading Symbol	TLLLX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T
Prospectus:
Trading Symbol	TAHHX
Tax-Exempt Fund of California | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California | Class F-2
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California | Class F-3
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California | Class T
Prospectus:
Trading Symbol	TTCAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T
Prospectus:
Trading Symbol	TATEX